REVENUES - BY TYPE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 20,394	$ 20,613	$ 40,791	$ 39,550
Other revenue	3,274	2,643	6,174	5,588
Revenue	23,668	23,256	46,965	45,138
Asset management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,416	1,082	2,648	1,893
Other revenue	1,185	998	2,424	2,220
Revenue	2,601	2,080	5,072	4,113
Corporate Activities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0	0
Other revenue	50	64	70	102
Revenue	50	64	70	102
Renewable Power and Transition
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,289	1,302	2,574	2,548
Other revenue	251	38	329	38
Revenue	1,540	1,340	2,903	2,586
Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	4,111	3,559	8,199	6,845
Other revenue	243	176	439	350
Revenue	4,354	3,735	8,638	7,195
Private Equity
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	12,815	13,959	25,938	26,760
Other revenue	813	622	1,426	1,225
Revenue	13,628	14,581	27,364	27,985
Real Estate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	763	711	1,432	1,504
Other revenue	732	745	1,486	1,653
Revenue	$ 1,495	$ 1,456	$ 2,918	$ 3,157